Non-Cash Transactions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-cash transaction [Line Items]
Aircraft sublease	R$ 14,592	R$ 70,193
Deposits	2,293,495	2,539,561	R$ 1,964,419
Inventories	799,208	721,738
Advances to suppliers	(221,051)	(121,697)
Property and equipment	(2,295,851)	(1,953,089)
Right-of-use assets	9,011,558	7,552,548
Loans and financing	1,100,051	1,112,940	984,266
Leases	(15,146,411)	(14,582,833)
Accounts payable	(3,598,768)	(3,034,799)
Airport taxes and fees	588,404	831,897
Provisions	254,455	265,183
Salaries and benefits	474,797	479,412
Other assets and liabilities	(3,140,853)	(3,242,994)	R$ (3,499,589)
Non-cash transaction	0	0
Non-monetary assets [Member]
Non-cash transaction [Line Items]
Accounts receivable	185,890	68,892
Aircraft sublease	(39,505)	(96,534)
Deposits	(470,984)	166,292
Inventories	22,110	7,321
Advances to suppliers	(2,783,489)	(687,731)
Property and equipment	(361,252)	(527,724)
Right-of-use assets	2,785,074	2,320,012
Intangible assets other than goodwill	82,904
Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	78,155	27,792
Leases	(2,120,097)	(1,592,903)
Accounts payable	(2,481,036)	(1,662,821)
Reverse factoring	(391,676)	(1,541,948)
Airport taxes and fees		(760,839)
Provisions		298,354
Provisions of Non-Cash Transactions	153,911
Other assets and liabilities		(272,092)
Other assets (liabilities)	119,551
Net non-monetary assets and liabilities [Member]
Non-cash transaction [Line Items]
Other assets (liabilities)		173,963
Result		(93,114)
Derivative financial instruments
Non-cash transaction [Line Items]
Non-cash transaction		0
Derivative financial instruments | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Aircraft sublease		(55,948)
Property and equipment		0
Right-of-use assets		55,948
Acquisition of property and equipment
Non-cash transaction [Line Items]
Non-cash transaction	0	0
Acquisition of property and equipment | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Property and equipment	(208,154)	(279,406)
Acquisition of property and equipment | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(208,154)	(279,406)
Acquisition of capitalized maintenance
Non-cash transaction [Line Items]
Non-cash transaction	0	0
Acquisition of capitalized maintenance | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Deposits	0	147,416
Right-of-use assets	229,884
Acquisition of capitalized maintenance | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(229,884)	(147,416)
Acquisition of intangible
Non-cash transaction [Line Items]
Non-cash transaction	0	0
Acquisition of intangible | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Intangible assets other than goodwill	82,712
Acquisition of intangible | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(82,712)	(1,541,948)
Reverse factoring	0	(1,541,948)
Maintenance reserves
Non-cash transaction [Line Items]
Non-cash transaction	0	0
Maintenance reserves | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Deposits	116,173
Maintenance reserves | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(116,173)	(42,771)
Maintenance reserves | Net non-monetary assets and liabilities [Member]
Non-cash transaction [Line Items]
Other assets (liabilities)		(42,771)
Reverse factoring
Non-cash transaction [Line Items]
Non-cash transaction	0	0
Reverse factoring | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Deposits	0	(8,916)
Property and equipment	0	(11,150)
Reverse factoring | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(391,676)	(2,234)
Reverse factoring	(391,676)
Loans and financing
Non-cash transaction [Line Items]
Non-cash transaction	0	0
Loans and financing | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Deposits	0	27,792
Property and equipment	(79,222)
Loans and financing | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	79,222	27,792
Airport taxes and fees
Non-cash transaction [Line Items]
Non-cash transaction		0
Airport taxes and fees | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable		(462,485)
Airport taxes and fees		(760,839)
Provisions		298,354
Sale and leaseback
Non-cash transaction [Line Items]
Non-cash transaction	0
Sale and leaseback | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Property and equipment	(3,845)
Sale and leaseback | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(3,845)
Provisions of Non-Cash Transactions	0
Compensation of sublease
Non-cash transaction [Line Items]
Non-cash transaction	0	0
Compensation of sublease | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Accounts receivable	0	84,429
Aircraft sublease	(39,505)	(40,586)
Property and equipment	0	(65,370)
Right-of-use assets	0	2,378,433
Compensation of sublease | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Leases	(39,505)	(1,640,102)
Other assets and liabilities		(678,252)
Other assets (liabilities)	0
Compensation of sublease | Net non-monetary assets and liabilities [Member]
Non-cash transaction [Line Items]
Result		(434)
Compensation of lease
Non-cash transaction [Line Items]
Non-cash transaction	0	0
Compensation of lease | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Accounts receivable	401,267
Property and equipment	(641)
Right-of-use assets	0	45,481
Compensation of lease | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Leases	(239,000)	(47,199)
Accounts payable	(38,950)
Other assets (liabilities)	123,958
Compensation of lease | Net non-monetary assets and liabilities [Member]
Non-cash transaction [Line Items]
Result		(92,680)
Acquisition of lease | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Property and equipment	(5,052)
Right-of-use assets	1,084,930
Acquisition of lease | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Leases	(1,137,073)
Accounts payable	(10,785)
Other assets (liabilities)	36,306
ARO | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Right-of-use assets	501,864
ARO | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Provisions of Non-Cash Transactions	501,864
Modification | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Right-of-use assets	987,188
Modification | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Leases	(1,237,322)
Provisions of Non-Cash Transactions	250,134
Transfers
Non-cash transaction [Line Items]
Non-cash transaction	0	0
Transfers | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Accounts receivable	587,157	15,537
Deposits	587,157
Inventories	22,110	7,321
Advances to suppliers	(2,783,489)	(687,731)
Property and equipment	(73,310)	(171,798)
Right-of-use assets	18,792	159,850
Intangible assets other than goodwill	192
Loans and financing	1,067
Leases	(24,207)
Provisions of Non-Cash Transactions	97,819
Transfers | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(2,672,703)	(44,673)
Other assets and liabilities		(406,160)
Other assets (liabilities)	R$ 40,713
Transfers | Net non-monetary assets and liabilities [Member]
Non-cash transaction [Line Items]
Other assets (liabilities)		R$ 216,734